UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 340 Soquel Avenue, Suite 115
         Santa Cruz, CA  95062

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Jeffrey R. Scharf     Santa Cruz, CA     July 26, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $673,893 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    29194   624064 SH       SOLE                        0    84145   539919
ADVANCE AUTO PARTS INC         COM              00751Y106    36709   731547 SH       SOLE                        0   102660   628887
AFLAC INC                      COM              001055102    30799   721797 SH       SOLE                        0    95874   625923
ALCON INC                      COM SHS          H01301102    15461   104333 SH       SOLE                        0     3280   101053
BECTON DICKINSON & CO          COM              075887109    28622   423273 SH       SOLE                        0    60505   362768
CANADIAN NATL RY CO            COM              136375102    20953   365159 SH       SOLE                        0     6724   358435
CHEVRON CORP NEW               COM              166764100    27651   407464 SH       SOLE                        0    54520   352944
CVS CAREMARK CORPORATION       COM              126650100    26977   920093 SH       SOLE                        0   130995   789098
GENL AMERN INVS PREF B         Preferred B      368802401     1364    54409 SH       SOLE                        0        0    54409
GILEAD SCIENCES INC            COM              375558103    11286   329243 SH       SOLE                        0    12545   316698
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6     6613     5865 PRN      SOLE                        0     2619     3246
GOLDMAN SACHS SER D PFD        Preferred D      38144G804     7197   399172 SH       SOLE                        0   186098   213074
GRAINGER W W INC               COM              384802104    19814   199235 SH       SOLE                        0     3760   195475
HEWLETT PACKARD CO             COM              428236103    26969   623125 SH       SOLE                        0    96027   527098
JOHNSON & JOHNSON              COM              478160104    28161   476826 SH       SOLE                        0    64020   412806
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    27892   492882 SH       SOLE                        0    16969   475913
KRAFT FOODS INC                CL A             50075N104    28972  1034724 SH       SOLE                        0   162470   872254
LOEWS CORP                     COM              540424108    29945   898981 SH       SOLE                        0   122405   776576
MCDONALDS CORP                 COM              580135101    32706   496520 SH       SOLE                        0    76636   419884
MCKESSON CORP                  COM              58155Q103    23739   353465 SH       SOLE                        0    38235   315230
MICROSOFT CORP                 COM              594918104    29172  1267810 SH       SOLE                        0   170188  1097622
NESTLE S A REG B ADR           SPONSORED ADR    641069406    18920   390892 SH       SOLE                        0    96498   294394
NESTLE S A REG ORD             Ordinary         H57312466    13777   284598 SH       SOLE                        0     3260   281338
NOVARTIS A G                   SPONSORED ADR    66987V109    31875   659666 SH       SOLE                        0    98298   561368
SAP AG                         SPON ADR         803054204     6002   135481 SH       SOLE                        0    14560   120921
SPDR GOLD TRUST                GOLD SHS         78463V107    29296   240764 SH       SOLE                        0     8390   232374
TOTAL S A                      SPONSORED ADR    89151E109    28160   630814 SH       SOLE                        0    87165   543649
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    28525  1380025 SH       SOLE                        0   203974  1176051
WAL MART STORES INC            COM              931142103    27142   564645 SH       SOLE                        0    88310   476335